Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.36

TPR Firm:	Incenter Diligence Solutions	Date Submitted:	8/15/2023
Client Name:	XXX	Report:	Rating Agency Grades
Client Project:		Loans in report:	2

						INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
xxx	2023060448	xxx	xxx	xxx	xxx	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxx	2023060449	xxx	xxx	xxx	xxx	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A